Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Total Compensation Cost Relating Both to Stock Options and Nonvested Stock

The total compensation cost relating both to stock options and nonvested stock for the years ended December 31, 2011, 2010 and 2009 is allocated as follows (amounts in thousands):

	Years Ended December 31,
	2011	2010	2009
Casino	$4,165	$6,162	$4,347
Rooms	293	366	374
Food and beverage	429	301	306
Entertainment, retail and other	24	87	16
General and administrative	2,526	4,362	3,327

Total stock-based compensation expense	$7,437	$11,278	$8,370